Employee compensation - Expenses (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 28,580	$ 26,068
Cost of revenue
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,960	4,586
General and administrative
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	4,089	3,510
Sales and marketing
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	11,802	11,967
Research and development
Disclosure of Analysis of Employee Benefits Expense [Line Items]
Total employee compensation	$ 7,729	$ 6,005